SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

7. SUBSEQUENT EVENTS

Issuance of Common Stock and Payment of Cash by Insurers: Settlement of Iroquois Lawsuit

        On January 11, 2017 a payment of $1.35 million was made by the insurance underwriters of the Company's directors' and officers' insurance policy to the hedge funds in the Iroquois lawsuit on behalf of the Company. On February 2, 2017 the Company issued 600,000 shares of its common stock to the hedge funds named in the settlement agreement.

        On December 31, 2016 we had entered into a settlement agreement with the five hedge funds in the Iroquois lawsuit. Under the terms of the settlement agreement, Hyperdynamics would issue to the plaintiffs a total of 600,000 shares of new common stock, and it would cause a payment to be made of $1.35 million in cash that would be covered under its directors' and officers' insurance policy. The plaintiffs are restricted from selling the shares of common stock before April 1, 2017 under the terms of the agreement.

Certain requirements under the PSC

        On January 24, 2017 the Company requested and received a notification letter from the General Director of the National Petroleum Office of the Republic of Guinea, informing the Company that the Republic of Guinea granted a postponement to provide a mutually acceptable security of $5.0 million to February 20, 2017 as well as a clarification regarding the timing of the $46.0 million security payment under Article 4.2 of the 2016 PSC Amendment until the work on the Fatala well is completed.

        On March 1, 2017, the Republic of Guinea has issued a reservation of rights letter asserting the Company has not satisfied its obligation to deposit mutually acceptable security of $5.0 million.

        On March 30, 2017, SCS entered into a Farmout Agreement (the "Farmout Agreement") with SAPETRO, pursuant to the terms of which, and subject to certain conditions therein, SCS will assign and transfer to SAPETRO 50% of its 100% gross participating interest in the PSC and the Joint Operating Agreement (as defined below). Pursuant to the terms of the Farmout Agreement, upon closing, SAPETRO will (i) reimburse SCS its proportional share of past costs associated with the preparations for the drilling of the Fatala-1 well, and (ii) pay its participating interest's share of future costs in the Concession. Currently the total amount of costs spent by SCS after the date of the Second PSC Amendment in relation to the preparation of drilling of the Fatala-1 well is estimated at approximately $8-10 million depending on the timing of the completion of the Farmout Agreement and upon approval of the Guinea government.

        The parties have agreed to close on or before May 31, 2017, unless the Farmout Agreement is previously terminated due to parties' failure to satisfy the closing conditions, by mutual agreement of the parties.

        On April 12, 2017 SCS, SAPETRO and Guinea executed a Third Amendment to the PSC (the "Third PSC Amendment") that was subject to the receipt of a Presidential Decree and the closing of the Farmout Agreement. We received a Presidential Decree on April 21, 2017 approving the assignment of 50% of SCS' participating interest in the Guinea concession to SAPETRO, and it confirms the two companies' rights to explore for oil and gas on our 5,000-square-kilometer Concession offshore the Republic of Guinea. The contract requires that drilling operations in relation to the obligation well Fatala-1 (the "Extension Well") shall begin no later than May 30, 2017 and provides that additional exploration wells may be drilled within the exploration period at the companies' option.

        The Third PSC Amendment further reaffirms clear title of SAPETRO and SCS to the Concession as well as amends the security instrument requirements under the PSC. SCS and SAPETRO agreed to a US $5 million security instrument to be put in place within 30 days from the date of the Presidential Decree. The security instrument will be released at such time that the drilling rig to be used in the drilling of the extension well is located in the shelf waters of the Republic of Guinea, including its territorial waters. Pursuant to the terms of the Protocol, SAPETRO will provide the $5 million security instrument upon Government of Guinea approval to enter the Concession and completion of the Farmout Agreement. SCS and SAPETRO agreed to joint and several liability to the Government of Guinea in respect to the PSC.

        In addition SCS and SAPETRO separately agreed that SCS's "sufficient financing for the Obligation Well Costs" as defined in the Farmout Agreement will be $15 million in "cash and committed financing to the satisfaction of SAPETRO acting reasonably" in addition to costs already incurred. SAPETRO and SCS further agreed that SAPETRO may elect to pay for a portion of SCS's Fatala-1 well costs so long as SCS is not in default of either the PSC or the Farmout Agreement and requires credit support. In case SAPETRO makes such payments for a share of SCS's costs of, SCS shall assign to SAPETRO 2% of its participating interest in the Concession for each $ 1 million of SCS's costs paid by SAPETRO.

OTC Markets Group Listing Requirements and Delinquency Notice

        On February 27, 2017 the OTC Markets Group determined that the Company was delinquent in filing its SEC Form 10-Q for the Quarter ended December 31, 2016. The Company was advised that it had until March 29, 2017, a thirty day period, to correct the deficiency. If the Company is unable to correct the deficiency or provide an acceptable plan to comply with the requirement to timely file its ongoing disclosure obligations, the OTC Markets Group will remove the Company from OTCQX U.S. to OTC Pink on March 30, 2017.

        The filing of Form 10-Q on March 3, 2017 cured this delinquency.

Series A Preferred Stock Offering

        Between March 17 and April 26, 2017, the Company held four closings of a private placement offering (the "Series A Offering") of an aggregate of 1,951 Units of its securities, at a purchase price of $1,000 per Unit. Each "Unit" consisted of (i) one share of the Company's Series A Preferred Stock, with a Stated Value of $1,040 per share, and (ii) a warrant (the "Investor Warrant") to purchase 223 shares of the Company's common stock, exercisable from issuance until March 17, 2019, at an exercise price of $3.50 per share (subject to adjustment in certain circumstances). At the closings, the Company issued to the subscribers an aggregate of: (i) 1,951 shares of Series A Preferred Stock and (ii) Investor Warrants to purchase an aggregate of 435,073 shares of common stock.

        The Company received an aggregate of $1,951,000 in gross cash proceeds, before deducting placement agent fees and expenses, and legal, accounting and other fees and expenses, in connection with the sale of the Units.

        Subscribers in the Series A Offering have an option (the "Subscriber Option") to purchase, at the same purchase price of $1,000 per Unit, their pro rata share of up to an aggregate of $3,000,000 in additional Units following the effective date of the registration statement registering for resale the shares of common stock issuable upon conversion of the Series A Preferred Stock and exercise of the Investor Warrants and Placement Agent Warrants (as defined below), which the Company have agreed to file as described below (the "Registration Statement").

        The Company also agreed in the Subscription Agreements that until March 17, 2018, the Company will not create or allow to be created any security interest, lien, charge or other encumbrance on any of its or its subsidiaries' rights under or interests in the PSC that secures the repayment of indebtedness of the Company or any of its subsidiaries for money borrowed.

        The Certificate of Designation for the Series A Preferred Stock provides that:

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Each holder of Series A Preferred Stock is entitled to receive dividends payable on the Stated Value of such Series A Preferred Stock at the rate of 1% per annum, which shall be cumulative and be due and payable in common stock on the applicable conversion date or in cash in the case of a redemption of the Series A Preferred Stock by the Company.

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Shares of Series A Preferred Stock are redeemable, in whole or in part, at the option of the Company, in cash, at a price per share equal to 115% of the Stated Value plus 115% of accrued but unpaid dividends.

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In the event of any liquidation, dissolution or winding up of the Company, holders of Series A Preferred Stock will be entitled to receive, out of assets available therefor, an amount equal to 115% of the Stated Value of their shares plus 115% of any accrued but unpaid dividends.

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The Series A Preferred Stock is convertible at the option of the holder, in whole or in part, into shares of common stock at any time after the earlier of (i) the date the Registration Statement is declared effective by the SEC or (ii) September 17, 2017. If no conversion has taken place by December 17, 2017, the Series A Preferred Stock, plus any accrued but unpaid dividends, will automatically convert into shares of common stock. The conversion price per share of common stock in either event is the lesser of (i) $2.75 per share (subject to adjustment in certain circumstances), or (ii) 80% of the lowest closing price during 21 consecutive trading days ending on the trading day immediately prior to the conversion date, subject to a floor of $0.25 per share (which floor is subject to "full ratchet" adjustment in certain circumstances if the Company issues common stock (or common stock equivalents) in the aggregate amount of not less than $1,000,000 at a price below $0.25 per share of common stock, and to proportionate adjustment in certain other circumstances).

•	Except in certain limited circumstances affecting the rights of the holders of Series A Preferred Stock or as required by law, holders of the Series A Preferred Stock will not have voting rights.
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Until September 17, 2017, the Company will not authorize or create any class of stock ranking as to dividends, redemption or distribution of assets upon a liquidation senior to the Series A Preferred Stock, without the consent of holders of no less than 66 2/3% of the then-outstanding shares of Series A Preferred Stock.

        A U.S. registered broker-dealer (the "Placement Agent") was engaged by the Company as placement agent for the Series A Offering, on a reasonable best effort basis. The Company agreed to pay to the Placement Agent (and any sub agent) a cash commission of 9% of the gross purchase price paid by the Subscribers for the Units (including for Units that may be issued upon exercise of the Subscriber Option), and to issue to the Placement Agent (and any sub agent) warrants to purchase a number of shares of common stock equal to 7% of the number of shares of common stock initially issuable upon conversion of the shares of Series A Preferred Stock contained in the Units sold in Series A Offering (including Units that may be issued upon exercise of the Subscriber Option), at the exercise price of $3.00 per share (the "Placement Agent Warrants"). The Company also agreed to reimburse the Placement Agent for certain expenses related to the Series A Offering. The Company paid the Placement Agent a total of $175,590 of cash fees and issued to the Placement Agent or its designees Placement Agent Warrants to purchase an aggregate of 51,650 shares of common stock.

        The Investor Warrants and the Placement Agent Warrants have provisions for the "weighted average" adjustment of their exercise price in the event that the Company issue shares of common stock (or common stock equivalents) for a consideration per share less than the exercise price then in effect, subject to certain exceptions.

        In connection with the Series A Offering, the Company entered into a Registration Rights Agreement with each of the subscribers for the Series A Preferred Stock and the holders of the Placement Agent Warrants, which requires the Company to file a Registration Statement with the SEC by May 1, 2017, registering for resale (i) all shares of common stock issued or issuable upon conversion of the Series A Preferred Stock (including any shares of Series A Preferred Stock issued pursuant to the Subscriber Option described under "Management's Discussion and Analysis of Financial Condition and Results of Operations—Series A Preferred Stock Offering" above), and (ii) all shares of common stock issued or issuable upon exercise of the Investor Warrants (including any Investor Warrants issued pursuant to the Subscriber Option described above) and the Placement Agent Warrants (including any that may be issued upon exercise of the Subscriber Option), and to use its commercially reasonable efforts to cause the Registration Statement to be declared effective no later than July 29, 2017.

        If the Registration Statement is not declared effective by, the SEC within the specified deadline set forth above, or the Registration Statement ceases to be effective or otherwise cannot be used for a period specified in the Registration Rights Agreement, or trading of the common stock on the Company's principal market is suspended or halted for more than three consecutive trading days (each, a "Registration Event"), monetary penalties payable by the Company to the holders of registrable shares that are affected by such Registration Event will commence to accrue at a rate equal to 12% per annum of the purchase price paid for each Unit purchased, for the period that such Registration event continues, but not exceeding in the aggregate 5% of such purchase price.

        The Company has agreed to use its commercially reasonable efforts to keep the Registration Statement effective until the earliest of (a) the date that is two years from the date it is declared effective by the SEC, (b) the date on which all the securities registered hereunder have been transferred other than to certain permitted assignees, and (c) the date as of which all of the selling stockholders may sell all of the securities registered hereunder without restriction pursuant to SEC Rule 144 (including, without limitation, volume restrictions) and without the need for current public information required by Rule 144(c)(1) or Rule 144(i)(2), if applicable.

        The Company also granted to the holders of the registrable shares certain "piggyback" registration rights until two years after the effectiveness of the Registration Statement.

9. SUBSEQUENT EVENTS

        On August 15, 2016, we entered into a Settlement and Release Agreement with Tullow and Dana ("Settlement Agreement") that gave us 100% of the interest under the PSC, property useful in the drilling of an exploratory well, and cash, in return for a mutual release of all claims. We will record the property received and a gain once they have been inspected and appropriately valued.

        On August 19, 2016, we signed a non-binding Memorandum of Understanding with the Government of Guinea and executed a Second Amendment to the PSC ("2016 Amendment") on September 15, 2016. As more fully described below, upon receipt of a Presidential Decree, the 2016 Amendment will give us a one year extension to the second exploration period of the PSC to September 22, 2017 ("PSC Extension Period"). In addition to clarifying certain elements of the PSC, we agreed in the 2016 Amendment to drill one (1) exploratory well to a minimum depth of 2,500 meters below the seabed within the PSC Extension Period with a projected commencement date of April 2017 (the "Extension Well") with the option of drilling additional wells. If the Extension Well is not drilled within the PSC Extension Period, we will owe the Government of Guinea the difference between the actual expenditures in Guinea related to the well and $46,000,000. Fulfillment of the work obligations exempts us from the expenditure obligations during the PSC Extension Period.

        In turn, we will retain only an area equivalent to approximately 5,000 square kilometers in the Guinea offshore and will provide the Government of Guinea: (1) A parent company guarantee for the well obligation, (2) monthly progress reports and a reconciliation of budget to actual expenditures, (failure to provide the reports and assurances on a timely basis in a notice of termination with a 30 day period to cure), and (3) guarantees to Guinea that (a) no later than January 21, 2017 we will provide a mutually acceptable security for $5,000,000 on terms customary in international petroleum operations, provided that this security is to be released at the time the drilling rig for the Extension Well is on location offshore Guinea, and (b) no later than April 12, 2017, we will deliver a mutually acceptable security for the difference between $46,000,000 and the amount spent to date on the Extension Well. For the purposes of calculation for this clause, however, only costs spent for services and goods provided in Guinea shall be taken into account until the drilling rig to be used in the drilling of the Extension Well is located in the territorial waters of the Republic of Guinea. If we do not provide either security by the specified dates, the Government of Guinea may terminate the PSC immediately and without prior notice to remedy such deficiency.

        Additionally, we agreed to limit the cost recovery pool to date to our share of expenditures in the PSC since 2009 (estimated to be approximately $150,000,000) and move into the territory of Guinea the long lead items we received in the Settlement Agreement that are currently in Takoradi, Ghana for the drilling of the Extension Well by January 31, 2017. Finally, we agreed to allocate and administer a training budget during the PSC Extension Period for the benefit of the Guinea National Petroleum Office of $250,000 in addition to any unused portion of the training program under Article 10.3 of the PSC, estimated to be approximately $500,000.

        Failure to comply with the drilling and other obligations of the PSC as amended subjects us to financial penalties and a risk of loss of the Concession. The continued delays have affected adversely the ability to explore the Concession and reduces the attractiveness of the Concession to prospective industry participants and financing sources. While we currently hold 100% of the Concession, it is unknown whether we will be able to raise the necessary funds to drill the exploratory well during the PSC Extension Period.